RECEIVABLES (Details 4) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Dec. 31, 2010
Financing receivable, recorded investment
Total Past Due		$ 76,058		$ 133,815
Total Receivables	11,185,137	9,493,222	9,704,243	8,745,943
Retail
Financing receivable, recorded investment
30-59 Days Past Due	24,908	25,097		42,063
60-89 Days Past Due	7,502	7,075		15,777
Greater Than 90 Days	28,225	31,473		59,234
Total Past Due	60,635	63,645		117,074
Current	6,902,414	6,194,644		5,591,423
Total Receivables	6,963,049	6,258,289	5,989,675	5,708,497
Recorded Investment > 90 Days and Accruing	3,655	3,334		7,813
Retail | United States
Financing receivable, recorded investment
30-59 Days Past Due	22,336	21,547		36,504
60-89 Days Past Due	7,021	6,100		13,548
Greater Than 90 Days	28,042	30,720		56,230
Total Past Due	57,399	58,367		106,282
Current	5,675,427	5,162,963		4,584,352
Total Receivables	5,732,826	5,221,330		4,690,634
Recorded Investment > 90 Days and Accruing	3,636	3,257		6,349
Retail | Canada
Financing receivable, recorded investment
30-59 Days Past Due	2,572	3,550		5,559
60-89 Days Past Due	481	975		2,229
Greater Than 90 Days	183	753		3,004
Total Past Due	3,236	5,278		10,792
Current	1,226,987	1,031,681		1,007,071
Total Receivables	1,230,223	1,036,959		1,017,863
Recorded Investment > 90 Days and Accruing	19	77		1,464
Wholesale
Financing receivable, recorded investment
30-59 Days Past Due	1,339	1,289		1,553
60-89 Days Past Due	35	1,981		145
Greater Than 90 Days	1,155	1,105		2,798
Total Past Due	2,529	4,375		4,496
Current	3,905,299	2,967,741		2,752,552
Total Receivables	3,907,828	2,972,116	3,388,203	2,757,048
Recorded Investment > 90 Days and Accruing	441	418		199
Wholesale | United States
Financing receivable, recorded investment
30-59 Days Past Due	1,137	1,232		969
60-89 Days Past Due	32	1,967		145
Greater Than 90 Days	1,130	818		2,608
Total Past Due	2,299	4,017		3,722
Current	3,064,380	2,266,517		2,073,777
Total Receivables	3,066,679	2,270,534		2,077,499
Recorded Investment > 90 Days and Accruing	439	362		175
Wholesale | Canada
Financing receivable, recorded investment
30-59 Days Past Due	202	57		584
60-89 Days Past Due	3	14
Greater Than 90 Days	25	287		190
Total Past Due	230	358		774
Current	840,919	701,224		678,775
Total Receivables	841,149	701,582		679,549
Recorded Investment > 90 Days and Accruing	$ 2	$ 56		$ 24